23 Knowledge Retention Program	12 Months Ended
Dec. 31, 2020
Knowledge Retention Program
Knowledge Retention Program
23	Knowledge Retention Program

In June 2018, SABESP implemented the Knowledge Retention Program (PRC), which was expected to end in December 2020, aiming to provide personnel planning conditions and mitigate the impact of the exit of employees who possess strategic knowledge acquired throughout their career.

For those enrolled in the Program, the compliance with the agreements of the Collective Bargaining Agreement effective on the date of termination is thereby guaranteed. They will also receive a severance incentive proportional to the length of service at SABESP, corresponding to a percentage of the balance of the Guarantee Fund for Length of Service (FGTS), for termination purposes, on the date of termination.

As of December 31, 2020, the total balance was R$ 3,975 in current liabilities (as of December 31, 2019 - R$ 153,377), recorded under “Salaries, payroll charges and social contributions”, in current liabilities, referring to absent employees who will be dismissed in due course.